ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 158,317	$ 163,032
Wages payable	51,588	51,378
Accrued liabilities	102,957	75,287
Other liabilities	32,710	20,900
Total accounts payable and accrued liabilities	$ 345,572	$ 310,597